Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Build Funds Trust
Entity Central Index Key	0001875710
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Build Bond Innovation ETF
Shareholder Report [Line Items]
Fund Name	Build Bond Innovation ETF
Class Name	Build Bond Innovation ETF
Trading Symbol	BFIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Build Bond Innovation ETF (the “Fund”) for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://getbuilding.com/etfs/bfix/. You can also request this information by contacting us at 1-833-852-8453.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-852-8453
Additional Information Website	https://getbuilding.com/etfs/bfix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Build Bond Innovation ETF	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025 the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund typically invests at least 90-95% of its assets in investment grade-quality, U.S. Dollar-denominated fixed income instruments. The remainder of its assets are allocated to an actively managed option overlay, providing exposure to the performance of U.S. large cap equities and other asset classes. Note: the benchmark index does not include options.
The Fund posted a 8.76% total return during the period (assuming reinvestment of dividends). This included positive returns in nine out of twelve months, with December, May, and July as the exceptions.
Exposure to risk asset classes via the option overlay contributed positively to the Fund’s relative performance versus its benchmark; exposure to the S&P 500® Index (+16.1%) and gold (+46.5%) drove performance. The Fund remained tactically underweight duration relative to its benchmark throughout the year but has begun to narrow this gap as cyclical slowdown exerts downward pressure on interest rates. In tandem, the Fund gradually trimmed exposure away from credit risk as corporate bond spreads approached their multi-decade lows. Within the option overlay, the Fund’s adviser continues to monitor key secular trends across technology, macroeconomics, and geopolitical developments. This awareness has enabled the Fund to capture a healthy degree of upside in the option overlay from these core developments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/09/2022)
Build Bond Innovation ETF NAV	8.76	4.01
Bloomberg U.S. Aggregate Bond Index	2.88	0.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 17, 2025
Updated Performance Information Location [Text Block]	Visit https://getbuilding.com/etfs/bfix/ for more recent performance information.
Net Assets	$ 10,731,589
Holdings Count | $ / shares	112
Advisory Fees Paid, Amount	$ 42,780
Investment Company Portfolio Turnover	426.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$10,731,589
Number of Holdings	112
Advisory Fee	$42,780
Portfolio Turnover	426%
30-Day SEC Yield	3.46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of net assets)
United States Treasury Note/Bond	47.6%
Lockheed Martin Corp.	2.0%
Kinross Gold Corp.	1.9%
Mid-America Apartments LP	1.9%
AutoZone, Inc.	1.7%
Lam Research Corp.	1.5%
American Honda Finance Corp.	1.5%
Caterpillar Financial Services Corp.	1.5%
EOG Resources, Inc.	1.4%
Oracle Corp.	1.4%

Top Sectors	(% of net assets)
Public Administration	47.6%
Finance and Insurance	13.9%
Manufacturing	12.8%
Mining, Quarrying, and Oil and Gas Extraction	6.2%
Real Estate and Rental and Leasing	5.7%
Retail Trade	4.4%
Information	2.1%
Utilities	2.0%
Professional, Scientific, and Technical Services	1.4%
Cash & Other	3.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since July 17, 2025. For more complete information, you may review the Fund’s prospectus dated January 28, 2025, as supplemented July 17, 2025, or the Fund’s next prospectus, which we expect to be available by January 28, 2026 at https://getbuilding.com/etfs/bfix/ or upon request at 1-833-852-8453.
The Fund’s principal investment strategies and risk disclosures were revised to include investments in public credit instruments, including loans, debentures and public and private credit instruments with a secured contractual interest in  Bitcoin owned by the borrower, subject to security and control agreements.

Updated Prospectus Phone Number	1-833-852-8453
Updated Prospectus Email Address	https://getbuilding.com/etfs/bfix/